Property, plant and equipment (Details Textual) - INR (₨) ₨ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		₨ 2,495	₨ 3,788
Recognised finance lease as assets		463	502
Gain On Disposal Of Business Unit	₨ 423
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised		₨ 74	₨ 71
Capitalisation rate of borrowing costs eligible for capitalisation		3.21%	2.76%